Report Of The Directors Financial Review Risk Report - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 82,066	$ 59,320
Customer accounts	1,644,021	1,441,810
Repurchase agreements – non-trading	111,980	140,528
Trading liabilities	75,266	83,170
Financial liabilities designated at fair value	160,924	177,060
Derivatives	305,051	241,291
Debt securities in issue	101,642	109,315
Subordinated liabilities	37,847	37,844
Other financial liabilities	162,244	152,398
Cash flows payable under financial liabilities	2,681,041	2,442,736
Loan and other credit-related commitments	844,770	797,608
Financial guarantees	18,384	20,214
Cash flows payable under financial liabilities and other contractual commitments	3,544,195	3,260,558
Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	1,639	4,227
Customer accounts	40,755	62,105
Repurchase agreements – non-trading	3,257	3,565
Trading liabilities	0	0
Financial liabilities designated at fair value	19,243	14,747
Derivatives	579	522
Debt securities in issue	29,520	38,423
Subordinated liabilities	1,102	2,908
Other financial liabilities	5,113	6,792
Cash flows payable under financial liabilities	101,208	133,289
Loan and other credit-related commitments	740	561
Financial guarantees	93	102
Cash flows payable under financial liabilities and other contractual commitments	$ 102,041	$ 133,952
Proportion of cash flows payable in period	3.00%	4.00%
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 17,352	$ 3,371
Customer accounts	7,720	9,900
Repurchase agreements – non-trading	1,058	368
Trading liabilities	0	0
Financial liabilities designated at fair value	59,835	76,155
Derivatives	1,830	1,076
Debt securities in issue	28,787	36,584
Subordinated liabilities	7,024	5,197
Other financial liabilities	5,030	5,637
Cash flows payable under financial liabilities	128,636	138,288
Loan and other credit-related commitments	480	886
Financial guarantees	37	68
Cash flows payable under financial liabilities and other contractual commitments	$ 129,153	$ 139,242
Proportion of cash flows payable in period	4.00%	4.00%
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 632	$ 1,084
Customer accounts	153	191
Repurchase agreements – non-trading	1,017	1,036
Trading liabilities	0	0
Financial liabilities designated at fair value	55,475	68,045
Derivatives	2,128	1,691
Debt securities in issue	24,075	8,177
Subordinated liabilities	28,812	27,892
Other financial liabilities	2,887	2,992
Cash flows payable under financial liabilities	115,179	111,108
Loan and other credit-related commitments	171	317
Financial guarantees	41	0
Cash flows payable under financial liabilities and other contractual commitments	$ 115,391	$ 111,425
Proportion of cash flows payable in period	3.00%	3.00%